Stock Benefit Plans (Black-Scholes Option Pricing Valuation Model For Options) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.09%	1.39%	1.78%
Expected life (in years)	6 years	6 years	6 years
Expected volatility	23.23%	25.55%	23.75%
Expected dividend yield	1.86%	2.15%	1.97%